SHARE BASED PAYMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2012
SHARE BASED PAYMENTS
Intrinsic value of options exercised during the period	$ 0	$ 0	$ 0
Share-based compensation expense	$ 5	$ 60	$ 186
Number of options granted	0	0	0
Unrecognized compensation expense	$ 0
Expected dividend yield	0.00%
2012 stock incentive plan [Member]
SHARE BASED PAYMENTS
Number of shares authorized				6,000,000
Expiration term				5 years